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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBS Partners, L.P.
Address: 200 Greenwich Avenue
         Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian J. Maizey
Title: Chief Financial Officer, ESL Investments, Inc., General Partner of RBS Partners, L.P.
Phone:   (203) 861-4600


Signature, Place, and Date of Signing:

/s/ Adrian J. Maizey    Greenwich, CT    May 15, 2012
---------------------   --------------   -------------
    (Signature)         (City, State)       (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: 6,481,275
                                      (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name
    1      28-11470                     ESL Investments, Inc.

    Explanatory Note:

RBS Partners, L.P. ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                      FORM 13F Information Table - Public

Page 1 of 1

Column 1:          Column 2:  Column 3:  Column 4:       Column 5:      Column 6    Column 7:            Column 8:
---------          ---------  --------- ----------- ------------------- ----------  --------- ---------- ---------- --------
                                        Fair Market Shares or                                        Voting Authority
                   Title of     CUSIP      Value    Principal  SH/ Put/ Investment    Other   ------------------------------
Name of Issuer      Class      Number   (x $1,000)   Amount    PRN Call Discretion  Managers   (a) Sole  (b) Shared (c) None
--------------     ---------  --------- ----------- ---------- --- ---- ----------  --------- ---------- ---------- --------
AUTONATION INC      COM       05329W102    174,542   5,087,208 SH        DEFINED        1      5,087,208
AUTONATION INC      COM       05329W102  1,474,531  42,976,702 SH        SOLE           0     42,976,702
AUTOZONE INC        COM       053332102        201         540 SH        DEFINED        1            540
AUTOZONE INC        COM       053332102    717,217   1,929,039 SH        SOLE           0      1,929,039
BIG LOTS INC        COM       089302103     23,479     545,772 SH        SOLE           0        545,772
CAPITAL ONE FINL
 CORP               COM       14040H105    249,725   4,480,179 SH        SOLE           0      4,480,179
CIT GROUP INC       COM
                    NEW       125581801     27,280     661,495 SH        SOLE           0        661,495
GAP INC DEL         COM       364760108    804,596  30,780,243 SH        SOLE           0     30,780,243
GENWORTH FINL INC   COM CL
                    A         37247D106     78,310   9,412,311 SH        SOLE           0      9,412,311
ISTAR FINL INC      COM       45031U101     10,508   1,449,421 SH        SOLE           0      1,449,421
ORCHARD SUPPLY
 HARDWARE STOR      CL A      685691404     44,823   2,170,606 SH        SOLE           0      2,170,606
ORCHARD SUPPLY
 HARDWARE STOR      CL A      685691404         10         495 SH        DEFINED        1            495
SEAGATE
 TECHNOLOGY PLC     SHS       G7945M107     27,526   1,020,998 SH        SOLE           0      1,020,998
SEARS HLDGS CORP    COM       812350106        727      10,977 SH        DEFINED        1         10,977
SEARS HLDGS CORP    COM       812350106  2,847,800  42,985,654 SH        SOLE           0     42,985,654